Related Party Transactions (Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 18	$ 20
Post-employment pension benefits	4	7
Share-based compensation	8	22
Total compensation	$ 30	$ 49